Digital Currency and Risk Management	12 Months Ended
Mar. 31, 2021
Disclosure of Digital Currency and Risk Management [Abstract]
Digital Currency and Risk Management [Text Block]

24. Digital Currency and Risk Management

Digital currencies are measured using Level 2 inputs (Note 10).

Digital currency prices are affected by various forces including global supply and demand, interest rates, exchange rates, inflation or deflation and the global political and economic conditions. The profitability of the Company is directly related to the current and future market price of coins; in addition, the Company may not be able liquidate its inventory of digital currency at its desired price if required. A decline in the market prices for coins could negatively impact the Company's future operations. The Company has not hedged the conversion of any of its coin sales or future mining of digital currencies.

Digital currencies have a limited history and the fair value historically has been very volatile. Historical performance of digital currencies are not indicative of their future price performance. The Company's digital currencies currently consist of Ethereum, Ethereum Classic, and Bitcoin. The table below shows the impact of the 25% variance in the price of each of these digital currencies on the Company's earnings before tax, based on their closing prices at March 31, 2021.

Impact of 25% variance in price
Ethereum	$9,608,671
Ethereum Classic	1,286
Bitcoin	4,749,386